Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Revenue [abstract]
Schedule of Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2023	2024
Receivables, which are included in ‘Trade and other receivables’	61,699	83,116
Contract assets	—	253
Contract liabilities	75,369	93,366

Non-current	163	408
Current	75,206	92,958
Total contract liabilities	75,369	93,366

Schedule of Changes in Contract Assets

Changes in contract assets are as follows:

	As at March 31
	2023	2024
Balance at the beginning of the year	—	—
Revenue recognised during the year	706	28,628
Invoices raised during the year	(706)	(28,373)
Translation exchange difference	—	(2)
Balance at the end of the year	—	253